Investment Strategy	Dec. 01, 2025
Roundhill APP WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of APP while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize APP as the reference asset and in shares of APP. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of APP.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of APP shares and the implied volatility of APP shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of APP shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of APP is that if APP experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by APP. Conversely, if APP experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by APP.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of APP over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of APP shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of APP shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of APP shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of APP shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of APP, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which APP is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which APP is assigned). As of September 26, 2025, APP is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in APP.

2.	The Fund’s strategy is subject to all potential losses if APP shares decrease in value, and may lose all of its value if shares of APP decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About APP

AppLovin Corporation is a mobile application software provider focused on helping developers automate, optimize, market and monetize their mobile applications. APP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AppLovin Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40325 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AppLovin Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AppLovin Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding AppLovin Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of APP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning AppLovin Corporation could affect the value of the Fund’s investments with respect to APP and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of APP.

Roundhill ORCL WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of ORCL while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize ORCL as the reference asset and in shares of ORCL. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of ORCL.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of ORCL shares and the implied volatility of ORCL shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of ORCL shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of ORCL is that if ORCL experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by ORCL. Conversely, if ORCL experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by ORCL.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of ORCL over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of ORCL shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of ORCL shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of ORCL shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of ORCL shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of ORCL, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which ORCL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which ORCL is assigned). As of September 26, 2025, ORCL is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in ORCL.

2.	The Fund’s strategy is subject to all potential losses if ORCL shares decrease in value, and may lose all of its value if shares of ORCL decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About ORCL

Oracle Corporation provides enterprise software and cloud computing products and services that address information technology needs. ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Oracle Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35992 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Oracle Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Oracle Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Oracle Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ORCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Oracle Corporation could affect the value of the Fund’s investments with respect to ORCL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of ORCL.

Roundhill UNH WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of UNH while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize UNH as the reference asset and in shares of UNH. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of UNH.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of UNH shares and the implied volatility of UNH shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of UNH shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of UNH is that if UNH experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by UNH. Conversely, if UNH experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by UNH.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of UNH over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of UNH shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of UNH shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of UNH shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of UNH shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of UNH, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which UNH is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which UNH is assigned). As of September 26, 2025, UNH is assigned to the “health care providers & services” industry group of the health care sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in UNH.

2.	The Fund’s strategy is subject to all potential losses if UNH shares decrease in value, and may lose all of its value if shares of UNH decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About UNH

UnitedHealth Group Incorporated is a diversified health care and insurance company that provides a broad range of health benefits and services to individuals and organizations globally. UNH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by UnitedHealth Group Incorporated pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10864 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Oracle Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding UnitedHealth Group Incorporated from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding UnitedHealth Group Incorporated is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UNH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning UnitedHealth Group Incorporated could affect the value of the Fund’s investments with respect to UNH and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of UNH.

Roundhill WMT WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of WMT while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize WMT as the reference asset and in shares of WMT. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of WMT.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of WMT shares and the implied volatility of WMT shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of WMT shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of WMT is that if WMT experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by WMT. Conversely, if WMT experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by WMT.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of WMT over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of WMT shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of WMT shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of WMT shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of WMT shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of WMT, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which WMT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which WMT is assigned). As of September 26, 2025, WMT is assigned to the “consumer staples distribution & retail” industry group of the consumer staples sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in WMT.

2.	The Fund’s strategy is subject to all potential losses if WMT shares decrease in value, and may lose all of its value if shares of WMT decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About WMT

Walmart Inc. operates a global chain of retail stores, including supermarkets, discount department stores, and e-commerce platforms, offering a wide range of consumer goods and services. WMT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Walmart Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06991 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Walmart Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Walmart Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WMT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Walmart Inc. could affect the value of the Fund’s investments with respect to WMT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of WMT.